Earnings per share - Profit attributable to ordinary shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 13,917	$ 5,229	$ 7,383
Dividend payable on preference shares classified as equity	(7)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,303)	(1,241)	(1,324)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 12,607	$ 3,898	$ 5,969